Lease - Summary of Amounts Recognized in Consolidated Statement of Financial Position and Comprehensive Income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		₩ 713,056	₩ 682,783	₩ 602,908
Interest expense on the lease liabilities		21,699	17,849
Expense relating to short-term lease		4,427	4,388
Expense relating to lease of low-value assets that are not short-term lease		5,141	10,089
Expense relating to variable lease payments not included in lease liabilities (included in administrative expenses)		165	3
Cash outflow for lease		244,785	272,050
The amounts recognized in the consolidated statement of financial position
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		575,311	587,143
Lease liabilities	[1]	588,803	592,697
The amounts recognized in the consolidated statement of financial position | Real estate
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	548,308	557,122
The amounts recognized in the consolidated statement of financial position | Vehicles
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	21,030	20,281
The amounts recognized in the consolidated statement of financial position | Others
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	4,378	7,138
The amounts recognized in the consolidated statement of financial position | Right-of-use property and equipment
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	573,716	584,541
The amounts recognized in the consolidated statement of financial position | Right-of-use intangible assets
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	1,595	2,602
The amounts recognized in the consolidated statement of comprehensive income
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		266,359	297,521
The amounts recognized in the consolidated statement of comprehensive income | Real estate
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		243,893	271,703
The amounts recognized in the consolidated statement of comprehensive income | Vehicles
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		18,710	17,661
The amounts recognized in the consolidated statement of comprehensive income | Others
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		2,748	7,145
The amounts recognized in the consolidated statement of comprehensive income | Right-of-use intangible assets
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		₩ 1,008	₩ 1,012

[1]	Included in property and equipment, intangible assets, and other liabilities.